Cover	Aug. 18, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 18, 2022
Entity Registrant Name	Hyzon Motors Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-3962
Entity Tax Identification Number	82-2726724
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14472
Entity Address, City or Town	Honeoye Falls
Entity Address, Address Line One	475 Quaker Meeting House Road
Local Phone Number	484-9337
City Area Code	585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001716583
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Hyzon Motors Inc.’s (the “Company”) Current Report on Form 8-K filed on August 18, 2022 (the “Original Form 8-K”). This Amendment should be read in conjunction with the Original Form 8-K. Except as set forth below, the Original Form 8-K remains unchanged.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ